SCHEDULE OF STOCK OPTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding balance | shares	1,757,290	3,612,500
Outstanding, weighted average exercise price | $ / shares	$ 2.89	$ 1.84
Granted | shares	45,000	862,500
Granted, weighted average exercise price | $ / shares	$ 17.18	$ 4.40
Exercised | shares	(762,501)	(2,663,544)
Exercised, weighted average exercise price | $ / shares	$ 2.20	$ 1.94
Cancelled | shares		(54,166)
Cancelled, weighted average exercise price | $ / shares		$ 3.54
Outstanding balance | shares	1,039,789	1,757,290
Outstanding, weighted average exercise price | $ / shares	$ 4.02	$ 2.89